Liabilities for puttable financial instrument (Tables)	12 Months Ended
Dec. 31, 2023
Liabilities For Puttable Financial Instrument [Abstract]
Schedule of liabilities for puttable financial instrument
The movement of the liabilities for puttable financial instrument during years ended December 31, 2023 and 2022 are analyzed as follows:

	2023	2022
Balance at January 1	$17,138,905	$—
Issuance of puttable financial instrument	—	17,138,905
Change in fair value recognized in equity	(2,516,376)	—
Balance at December 31	$14,622,529	$17,138,905